Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The Form 5500 includes notes receivable from participants as investments.

A reconciliation of net assets available for benefits as follows:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements:	$415,152,366	$368,414,056
Differences in:
Participant loans deemed as benefit payments per Form 5500	(94,127)	(60,836)
Net assets available for benefits per Form 5500	$415,058,239	$368,353,220

A reconciliation of change in net assets available for benefits as follows:

Year Ended December 31, 2025
Change in net assets available for benefits per the financial statements:	$46,738,310
Less: Participant loans deemed as benefit payments per Form 5500	(94,127)
Add: Participant loans deemed as benefit payments per prior year Form 5500	60,836
Changes in net assets available for benefits per Form 5500	$46,705,019